Schedule of estimated useful life (Details)	Jun. 30, 2024
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years